ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Amortization of Intangible Assets	¥ 821	¥ 2,893	¥ 5,944
Minimum [Member] | Technology Rights [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
Maximum [Member] | Technology Rights [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years